Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0000811830
Registrant Name	Santander Holdings USA, Inc.
Registration File Number	333-276089
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES